Shareholder Fees {- Fidelity Series Large Cap Stock Fund}	Aug. 29, 2022 USD ($)
06.30 Fidelity Series Large Cap Stock Fund PRO-08 | Fidelity Series Large Cap Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none